Note 13 - Supplemental Cash Flow Information Supplemental Cash Flow Information Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Additional Information
Interest paid, net	$ 137	$ 73	$ 23